Trading assets and liabilities	12 Months Ended
Dec. 31, 2023
Trading assets and liabilities
Trading assets and liabilities

13 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value and classified as held-for-trading. Financial instruments are classified as held-for-trading if they are held for the purpose of selling or repurchasing them in the short term, to make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

For accounting policy information refer to Accounting policy 3.8.

	2023	2022
Assets	£m	£m
Loans
Reverse repos	23,694	21,537
Collateral given	9,141	13,005
Other loans	762	1,113
Total loans	33,597	35,655
Securities
Central and local government
- UK	2,729	2,205
- US	2,600	2,345
- Other	3,062	2,799
Financial institutions and corporate	3,563	2,573
Total securities	11,954	9,922
Total	45,551	45,577

Liabilities
Deposits
Repos	26,902	23,740
Collateral received	15,075	17,680
Other deposits	1,150	1,067
Total deposits	43,127	42,487
Debt securities in issue	706	797
Short positions
Central and local government
- UK	1,893	2,313
- US	2,071	1,293
- Other	4,049	3,936
Financial institutions and Corporate	1,790	1,982
Total short positions	9,803	9,524
Total	53,636	52,808